Expense Example - Peerless Option Income Wheel ETF [Member]	Jul. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	657
Expense Example, with Redemption, 10 Years	$ 1,478